Intangible Assets - Amortization (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Allocation Of Amortisation Expenses [abstract]
Cost of goods sold	$ 1,229	$ 207	$ 254
Administrative expenses	1,257	1,771	1,630
Selling expenses	809	718	810
Amortization expense	$ 3,295	$ 2,696	$ 2,694